Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Statement of Financial Position [Abstract]
Allowance for expected credit loss	$ 892,723	$ 1,183,298
Common stock, par value (in Dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized (in Shares)	250,000,000	250,000,000
Common stock, shares issued (in Shares)	14,299,182	14,299,182
Common stock, shares outstanding (in Shares)	14,299,182	14,299,182